Notes Receivable (Details Textual) - USD ($)	Dec. 31, 2019	Dec. 31, 2018
Notes Receivable (Textual)
Notes receivable	$ 11,170,000	$ 8,980,000
Security for issuance	$ 9,190,000	$ 7,710,000
Bank interest, percentage	0.05%